Protective NY COLI VUL

Financial Statements

Year Ended December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Policy Owners of Protective NY COLI VUL and the Board of
Directors of Protective Life and Annuity Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Protective NY COLI VUL (the Separate Account) as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the four-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life and Annuity Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 17, 2025

1

Appendix A

The subaccounts that comprise Protective NY COLI VUL were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
American Funds IS International Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BlackRock Global Allocation V.I. Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BlackRock High Yield V.I., Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS Small Cap Index VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Eaton Vance VT Floating-Rate Income, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower International Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Empower Real Estate Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Emerging Markets Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Extended Market Index Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

2

Fidelity VIP Index 500 Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS International Growth Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO High Yield Portfolio, Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Low Duration Portfolio, Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Real Return Portfolio, Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Total Return Portfolio, Admin Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Global Bond Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Vanguard VIF Total Bond Market Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

3

PROTECTIVE NY COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS International Fund, Class 2	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I., Class I	DWS Small Cap Index VIP, Class A	Eaton Vance VT Floating-Rate Income, Initial Class	Empower International Index Fund, Investor Class	Empower Real Estate Index Fund, Investor Class

ASSETS:
Investments at fair value (1)	$12,374	$26,505	$5,307	$11,076	$13,130	$12,513	$13,741
Receivable from dividends	-	-	31	-	-	-	-
Total assets	12,374	26,505	5,338	11,076	13,130	12,513	13,741

LIABILITIES:
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	-	-	-	-	-	-	-

NET ASSETS	$12,374	$26,505	$5,338	$11,076	$13,130	$12,513	$13,741

Fair value per share (NAV)	$17.75	$16.48	$6.91	$14.52	$8.61	$12.44	$12.09
Shares outstanding in the Separate Account	697	1,608	768	763	1,525	1,006	1,137

(1) Investments in mutual fund shares, at cost	$12,477	$26,776	$5,215	$10,281	$13,164	$12,689	$13,216

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

4

PROTECTIVE NY COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class	MFS International Growth Portfolio, Initial Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	PIMCO High Yield Portfolio, Admin Class	PIMCO Low Duration Portfolio, Admin Class

ASSETS:
Investments at fair value (1)	$18,670	$16,861	$44,363	$13,182	$17,346	$5,289	$5,102
Receivable from dividends	-	-	-	-	-	-	-
Total assets	18,670	16,861	44,363	13,182	17,346	5,289	5,102

LIABILITIES:
Payable to the Company	-	-	1	-	-	-	-
Total liabilities	-	-	1	-	-	-	-

NET ASSETS	$18,670	$16,861	$44,362	$13,182	$17,346	$5,289	$5,102

Fair value per share (NAV)	$11.47	$14.29	$569.52	$15.79	$9.24	$7.24	$9.64
Shares outstanding in the Separate Account	1,628	1,180	78	835	1,877	731	529

(1) Investments in mutual fund shares, at cost	$17,378	$14,654	$38,513	$12,428	$17,633	$5,189	$5,060

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

5

PROTECTIVE NY COLI VUL

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio

ASSETS:
Investments at fair value (1)	$5,003	$30,420	$7,588	$7,538
Receivable from dividends	-	-	-	-
Total assets	5,003	30,420	7,588	7,538

LIABILITIES:
Payable to the Company	-	-	-	-
Total liabilities	-	-	-	-

NET ASSETS	$5,003	$30,420	$7,588	$7,538

Fair value per share (NAV)	$11.51	$9.04	$18.41	$10.46
Shares outstanding in the Separate Account	435	3,365	412	721

(1) Investments in mutual fund shares, at cost	$4,993	$30,394	$7,407	$7,391

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

6

PROTECTIVE NY COLI VUL

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS International Fund, Class 2	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I., Class I	DWS Small Cap Index VIP, Class A	Eaton Vance VT Floating-Rate Income, Initial Class	Empower International Index Fund, Investor Class	Empower Real Estate Index Fund, Investor Class

INVESTMENT INCOME:
Dividend income	$160	$364	$345	$144	$955	$264	$363

TOTAL INVESTMENT INCOME	160	364	345	144	955	264	363

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	339	668	56	316	21	281	363
Capital gain distributions	-	1,710	-	337	-	14	535

Net realized gain (loss) on investments	339	2,378	56	653	21	295	898

Change in net unrealized appreciation (depreciation) on investments	(328)	(738)	20	454	(78)	(346)	131

Net realized and unrealized gain (loss) on investments	11	1,640	76	1,107	(57)	(51)	1,029

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$171	$2,004	$421	$1,251	$898	$213	$1,392

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

7

PROTECTIVE NY COLI VUL

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class	MFS International Growth Portfolio, Initial Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	PIMCO High Yield Portfolio, Admin Class	PIMCO Low Duration Portfolio, Admin Class

INVESTMENT INCOME:
Dividend income	$226	$196	$488	$142	$613	$289	$192

TOTAL INVESTMENT INCOME	226	196	488	142	613	289	192

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	532	490	2,358	251	55	59	16
Capital gain distributions	-	-	26	46	-	-	-

Net realized gain (loss) on investments	532	490	2,384	297	55	59	16

Change in net unrealized appreciation (depreciation) on investments	1,022	1,299	4,958	656	(532)	18	17

Net realized and unrealized gain (loss) on investments	1,554	1,789	7,342	953	(477)	77	33

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,780	$1,985	$7,830	$1,095	$136	$366	$225

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

8

PROTECTIVE NY COLI VUL

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio

INVESTMENT INCOME:
Dividend income	$139	$1,186	$124	$120

TOTAL INVESTMENT INCOME	139	1,186	124	120

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	10	146	48	41
Capital gain distributions	-	-	5	-

Net realized gain (loss) on investments	10	146	53	41

Change in net unrealized appreciation (depreciation) on investments	(10)	(296)	59	32

Net realized and unrealized gain (loss) on investments	-	(150)	112	73

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$139	$1,036	$236	$193

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

9

PROTECTIVE NY COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS International Fund, Class 2	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I., Class I	DWS Small Cap Index VIP, Class A	Eaton Vance VT Floating-Rate Income, Initial Class	Empower International Index Fund, Investor Class	Empower Real Estate Index Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$160	$364	$345	$144	$955	$264	$363
Net realized gain (loss) on investments	339	2,378	56	653	21	295	898
Change in net unrealized appreciation (depreciation) on investments	(328)	(738)	20	454	(78)	(346)	131

Net increase (decrease) in net assets resulting from operations	171	2,004	421	1,251	898	213	1,392

POLICY TRANSACTIONS:
Policy owners' net payments	10,819	21,638	4,328	8,655	10,819	10,819	10,819
Policy maintenance charges	(3,219)	(6,452)	(1,270)	(2,665)	(3,139)	(3,213)	(3,233)
Net transfers (to) from the Company and/or Subaccounts	-	1	-	-	(1)	-	(1)

Increase (decrease) in net assets resulting from Policy transactions	7,600	15,187	3,058	5,990	7,679	7,606	7,585

Total increase (decrease) in net assets	7,771	17,191	3,479	7,241	8,577	7,819	8,977

NET ASSETS:
Beginning of period	4,603	9,314	1,859	3,835	4,553	4,694	4,764

End of period	$12,374	$26,505	$5,338	$11,076	$13,130	$12,513	$13,741

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

10

PROTECTIVE NY COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class	MFS International Growth Portfolio, Initial Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	PIMCO High Yield Portfolio, Admin Class	PIMCO Low Duration Portfolio, Admin Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$226	$196	$488	$142	$613	$289	$192
Net realized gain (loss) on investments	532	490	2,384	297	55	59	16
Change in net unrealized appreciation (depreciation) on investments	1,022	1,299	4,958	656	(532)	18	17

Net increase (decrease) in net assets resulting from operations	1,780	1,985	7,830	1,095	136	366	225

POLICY TRANSACTIONS:
Policy owners' net payments	15,147	7,027	38,413	10,819	15,147	4,328	4,328
Policy maintenance charges	(4,677)	(3,361)	(10,965)	(3,283)	(4,305)	(1,263)	(1,236)
Net transfers (to) from the Company and/or Subaccounts	-	1	-	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	10,470	3,667	27,448	7,536	10,842	3,065	3,092

Total increase (decrease) in net assets	12,250	5,652	35,278	8,631	10,978	3,431	3,317

NET ASSETS:
Beginning of period	6,420	11,209	9,084	4,551	6,368	1,858	1,785

End of period	$18,670	$16,861	$44,362	$13,182	$17,346	$5,289	$5,102

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

11

PROTECTIVE NY COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$139	$1,186	$124	$120
Net realized gain (loss) on investments	10	146	53	41
Change in net unrealized appreciation (depreciation) on investments	(10)	(296)	59	32

Net increase (decrease) in net assets resulting from operations	139	1,036	236	193

POLICY TRANSACTIONS:
Policy owners' net payments	4,328	25,966	6,491	6,491
Policy maintenance charges	(1,234)	(7,439)	(1,852)	(1,850)
Net transfers (to) from the Company and/or Subaccounts	(1)	-	1	1

Increase (decrease) in net assets resulting from Policy transactions	3,093	18,527	4,640	4,642

Total increase (decrease) in net assets	3,232	19,563	4,876	4,835

NET ASSETS:
Beginning of period	1,771	10,857	2,712	2,703

End of period	$5,003	$30,420	$7,588	$7,538

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

12

PROTECTIVE NY COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS International Fund, Class 2	BlackRock Global Allocation V.I. Fund, Class I	BlackRock High Yield V.I., Class I	DWS Small Cap Index VIP, Class A	Eaton Vance VT Floating-Rate Income, Initial Class	Empower International Index Fund, Investor Class	Empower Real Estate Index Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$57	$209	$91	$29	$286	$110	$62
Net realized gain (loss) on investments	30	42	(13)	(26)	1	138	(83)
Change in net unrealized appreciation (depreciation) on investments	225	466	72	341	44	170	394

Net increase (decrease) in net assets resulting from operations	312	717	150	344	331	418	373

POLICY TRANSACTIONS:
Policy owners' net payments	6,840	13,680	2,736	5,472	6,840	6,840	6,840
Policy maintenance charges	(2,551)	(5,084)	(1,028)	(1,982)	(2,619)	(2,565)	(2,450)
Net transfers (to) from the Company and/or Subaccounts	2	1	1	1	1	1	1

Increase (decrease) in net assets resulting from Policy transactions	4,291	8,597	1,709	3,491	4,222	4,276	4,391

Total increase (decrease) in net assets	4,603	9,314	1,859	3,835	4,553	4,694	4,764

NET ASSETS:
Beginning of period	-	-	-	-	-	-	-

End of period	$4,603	$9,314	$1,859	$3,835	$4,553	$4,694	$4,764

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

13

PROTECTIVE NY COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Emerging Markets Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP Index 500 Portfolio, Initial Class	MFS International Growth Portfolio, Initial Class	PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	PIMCO High Yield Portfolio, Admin Class	PIMCO Low Duration Portfolio, Admin Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$125	$170	$130	$47	$108	$77	$50
Net realized gain (loss) on investments	(161)	(1)	669	110	(93)	(17)	(6)
Change in net unrealized appreciation (depreciation) on investments	270	908	892	98	245	82	25

Net increase (decrease) in net assets resulting from operations	234	1,077	1,691	255	260	142	69

POLICY TRANSACTIONS:
Policy owners' net payments	9,576	12,400	16,329	6,840	9,576	2,736	2,736
Policy maintenance charges	(3,390)	(2,267)	(8,937)	(2,544)	(3,468)	(1,020)	(1,020)
Net transfers (to) from the Company and/or Subaccounts	-	(1)	1	-	-	-	-

Increase (decrease) in net assets resulting from Policy transactions	6,186	10,132	7,393	4,296	6,108	1,716	1,716

Total increase (decrease) in net assets	6,420	11,209	9,084	4,551	6,368	1,858	1,785

NET ASSETS:
Beginning of period	-	-	-	-	-	-	-

End of period	$6,420	$11,209	$9,084	$4,551	$6,368	$1,858	$1,785

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

14

PROTECTIVE NY COLI VUL

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Real Return Portfolio, Admin Class	PIMCO Total Return Portfolio, Admin Class	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF Total Bond Market Index Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Total investment income	$42	$291	$23	$29
Net realized gain (loss) on investments	(21)	(182)	(29)	(47)
Change in net unrealized appreciation (depreciation) on investments	20	322	122	115

Net increase (decrease) in net assets resulting from operations	41	431	116	97

POLICY TRANSACTIONS:
Policy owners' net payments	2,736	16,416	4,104	4,104
Policy maintenance charges	(1,006)	(5,990)	(1,508)	(1,497)
Net transfers (to) from the Company and/or Subaccounts	-	-	-	(1)

Increase (decrease) in net assets resulting from Policy transactions	1,730	10,426	2,596	2,606

Total increase (decrease) in net assets	1,771	10,857	2,712	2,703

NET ASSETS:
Beginning of period	-	-	-	-

End of period	$1,771	$10,857	$2,712	$2,703

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

15

PROTECTIVE NY COLI VUL

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2024

1.	ORGANIZATION

The Protective NY COLI VUL (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Protective Life and Annuity Insurance Company (“PLAIC” or the “Company”) on December 17, 2021 and exists in accordance with the regulations of the Alabama Department of Insurance. The Company is a wholly owned subsidiary of Protective Life Insurance Company ("PLICO"). PLICO is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Policy owners based on the number and value of their units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Protection Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Policy owners may allocate some or all of the applicable net payments or transfer some or all of the Policy value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Policy owners' net payments are allocated to the Subaccounts in accordance with Policy owner instructions and are recorded as Policy owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Policy values under the Policies.

The following is the variable life insurance product funded by the Separate Account:

Protective Executive Benefits Registered VUL NY

For the years or periods ended December 31, 2024 and 2023, the Separate Account was invested in up to 18 Subaccounts, as follows:

American Funds IS International Fund, Class 2

BlackRock Global Allocation V.I. Fund, Class I

BlackRock High Yield V.I., Class I

DWS Small Cap Index VIP, Class A

Eaton Vance VT Floating-Rate Income, Initial Class

Empower International Index Fund, Investor Class

16

Empower Real Estate Index Fund, Investor Class

Fidelity VIP Emerging Markets Portfolio, Service Class 2

Fidelity VIP Extended Market Index Portfolio, Service Class 2

Fidelity VIP Index 500 Portfolio, Initial Class

MFS International Growth Portfolio, Initial Class

PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class

PIMCO High Yield Portfolio, Admin Class

PIMCO Low Duration Portfolio, Admin Class

PIMCO Real Return Portfolio, Admin Class

PIMCO Total Return Portfolio, Admin Class

Vanguard VIF Global Bond Index Portfolio

Vanguard VIF Total Bond Market Index Portfolio

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

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2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for pending claims payouts and accruals for the variance between investments and reserves applicable to the Subaccount.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

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Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2024. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Policies.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

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3.	PURCHASES AND SALES OF INVESTMENTS

 The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales

American Funds IS International Fund, Class 2	$10,979	$3,219
BlackRock Global Allocation V.I. Fund, Class I	23,713	6,452
BlackRock High Yield V.I., Class I	4,652	1,270
DWS Small Cap Index VIP, Class A	9,136	2,665
Eaton Vance VT Floating-Rate Income, Initial Class	11,774	3,139
Empower International Index Fund, Investor Class	11,098	3,213
Empower Real Estate Index Fund, Investor Class	11,716	3,233
Fidelity VIP Emerging Markets Portfolio, Service Class 2	15,373	4,677
Fidelity VIP Extended Market Index Portfolio, Service Class 2	7,223	3,361
Fidelity VIP Index 500 Portfolio, Initial Class	38,927	10,965
MFS International Growth Portfolio, Initial Class	11,007	3,283
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	15,760	4,305
PIMCO High Yield Portfolio, Admin Class	4,617	1,263
PIMCO Low Duration Portfolio, Admin Class	4,520	1,236
PIMCO Real Return Portfolio, Admin Class	4,467	1,234
PIMCO Total Return Portfolio, Admin Class	27,152	7,439
Vanguard VIF Global Bond Index Portfolio	6,620	1,852
Vanguard VIF Total Bond Market Index Portfolio	6,612	1,850

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4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

American Funds IS International Fund, Class 2	1,104	319	785	766	277	489
BlackRock Global Allocation V.I. Fund, Class I	2,018	580	1,438	1,400	504	896
BlackRock High Yield V.I., Class I	397	113	284	270	98	172
DWS Small Cap Index VIP, Class A	777	225	552	537	191	346
Eaton Vance VT Floating-Rate Income, Initial Class	946	268	678	639	235	404
Empower International Index Fund, Investor Class	920	266	654	645	233	412
Empower Real Estate Index Fund, Investor Class	920	257	663	609	215	394
Fidelity VIP Emerging Markets Portfolio, Service Class 2	1,682	487	1,195	1,110	386	724
Fidelity VIP Extended Market Index Portfolio, Service Class 2	636	286	350	1,249	227	1,022
Fidelity VIP Index 500 Portfolio, Initial Class	3,033	800	2,233	1,572	805	767
MFS International Growth Portfolio, Initial Class	967	278	689	653	237	416
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class	1,689	474	1,215	1,083	384	699
PIMCO High Yield Portfolio, Admin Class	410	116	294	277	100	177
PIMCO Low Duration Portfolio, Admin Class	439	123	316	285	103	182
PIMCO Real Return Portfolio, Admin Class	445	124	321	283	102	181
PIMCO Total Return Portfolio, Admin Class	2,902	814	2,088	1,873	668	1,205
Vanguard VIF Global Bond Index Portfolio	704	197	507	453	162	291
Vanguard VIF Total Bond Market Index Portfolio	712	199	513	455	162	293

Note: Units may not appear to foot/crossfoot due to rounding.

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5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The charges below are the current expenses deducted by Subaccount from the Policy as a redemption of units. Charges may vary based on factors such as face amount, gender, age at issue of the insured, age at issue of the joint insured, insurance rate classification and smoking status, death benefit option selected, insured's age at time of face increase, and/or age of the Policy. The charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each life insurance policy, as set forth in the Policy.

	Expense Type	Range
Policy Expense Charge
	This charge is assessed to reimburse the Company for sales expenses, underwriting and issue expenses, and the average premium tax expense incurred when issuing Policies. The charge is assessed on each premium payment received; this deduction in turn reduces Policy owners' net payments on the Statements of Changes in Net Assets.	6.0% - 10.0% of each premium payment

Monthly Standard Administrative Charge
	This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	not more than $10 per month

Mortality and Expense Risk Charge
	This charge is assessed to reimburse the Company for assuming mortality and expense risks. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges in the Statements of Changes in Net Assets.	a monthly charge amounting to a per annum aggregate of not more than 0.90% of the average daily net assets of the Subaccounts

Transfer Charge
	Currently there is no charge assessed for transfers; however, the Company has reserved the right to charge for transfers as reimbursement for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$10 per transfer after the first 12 transfers in any Policy year

Withdrawal Charge
	This charge is assessed to reimburse the Company for costs incurred from withdrawals. The charge is deducted annually, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$25 for any Policy year that had two or more partial withdrawals

Charge for Optional Benefits
	This charge is assessed to reimburse the Company for costs and risks stemming from optional term insurance benefits elected by the Policy owner. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.01 - $83.33 per $1,000 of net amount at risk

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Expense Type	Range
Cost of Insurance Charge (COI)
This charge is assessed to reimburse the Company for the cost of providing the death benefit. The charge is assessed on the Policy's monthly anniversary day, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.01 - $83.33 per $1,000 of net amount at risk per month

Charge for Change of Insured Endorsement
This charge is assessed to reimburse the Company for costs incurred from a change of insured endorsement. The charge is deducted upon each change request, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$400 per change

Loan Interest Rate Spread
The loan interest rate spread is the difference between the amount of interest charged on outstanding loan balances and the amount of interest credited to amounts held in the guaranteed account that secures the loans. If applicable, the deduction is withdrawn annually, assessed through a redemption of units, and recorded as net Policy loan repayments (withdrawals) within the Statements of Changes in Net Assets.	not more than 1.50% of the loan balance

The Company offers a loan privilege to certain Policy owners. Such Policy owners may obtain loans using the Policy’s value as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended.

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6.	FINANCIAL HIGHLIGHTS

The Company sells one variable life product that is funded by the Separate Account. A summary of the units outstanding, unit fair values, net assets for variable Policies, investment income ratios, and total returns for each of the four years or periods ended December 31, 2024 is as follows:

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)		Investment Income Ratio (a)	Total Return (b)

American Funds IS International Fund, Class 2
2024	1		$9.72	$12		1.28%	3.16%
2023	0	*	9.42	5		1.61%	8.11%
2022	-		-	-		0.00%	(21.62)%
BlackRock Global Allocation V.I. Fund, Class I
2024	2		11.36	27		1.45%	9.23%
2023	1		10.40	9		2.92%	8.07%
2022	-		-	-		0.00%	(16.60)%
BlackRock High Yield V.I., Class I
2024	0	*	11.67	5		6.96%	8.27%
2023	0	*	10.78	2		6.33%	8.87%
2022	-		-	-		0.00%	(10.28)%
DWS Small Cap Index VIP, Class A
2024	1		12.33	11		1.40%	11.15%
2023	0	*	11.09	4		1.04%	9.11%
2022	-		-	-		0.00%	(22.40)%
Eaton Vance VT Floating-Rate Income, Initial Class
2024	1		12.13	13		7.82%	7.68%
2023	0	*	11.27	5		7.90%	9.15%
2022	-		-	-		0.00%	(2.79)%
Fidelity VIP Index 500 Portfolio, Initial Class
2024	3		14.78	44		1.25%	24.90%
2023	1		11.84	9		1.40%	21.33%
2022	-		-	-		0.00%	(19.43)%
2021	-		11.47	0	*	1.21%	3.18%
Fidelity VIP Emerging Markets Portfolio, Service Class 2
2024	2		9.73	19		1.26%	9.71%
2023	1		8.87	6		2.55%	0.52%
2022	-		-	-		0.00%	(20.61)%
Fidelity VIP Extended Market Index Portfolio, Service Class 2
2024	1		12.29	17		1.18%	12.03%
2023	1		10.97	11		2.79%	9.76%
2022	-		-	-		0.00%	(3.39)%
Empower Real Estate Index Fund, Investor Class
2024	1		13.00	14		2.84%	7.54%
2023	0	*	12.09	5		1.77%	6.32%
2022	-		-	-		0.00%	(27.49)%

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	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Total Return (b)

Empower Government Money Market Fund, Investor Class
2022	-		$-	$-	0.00%	0.84%
Empower International Index Fund, Investor Class
2024	1		11.74	13	2.12%	2.92%
2023	0	*	11.41	5	3.07%	9.53%
2022	-		-	-	0.00%	(15.36)%
MFS International Growth Portfolio, Initial Class
2024	1		11.92	13	1.12%	9.00%
2023	0	*	10.93	5	1.32%	6.65%
2022	-		-	-	0.00%	(15.40)%
PIMCO Total Return Portfolio, Admin Class
2024	3		9.23	30	4.09%	2.53%
2023	1		9.01	11	3.44%	3.16%
2022	-		-	-	0.00%	(14.33)%
PIMCO Global Bond Opportunities Portfolio (Unhedged), Admin Class
2024	2		9.06	17	3.66%	(0.50)%
2023	1		9.10	6	2.19%	2.48%
2022	-		-	-	0.00%	(11.68)%
PIMCO High Yield Portfolio, Admin Class
2024	0	*	11.23	5	5.86%	6.89%
2023	0	*	10.51	2	5.39%	8.29%
2022	-		-	-	0.00%	(10.35)%
PIMCO Low Duration Portfolio, Admin Class
2024	0	*	10.26	5	4.01%	4.50%
2023	0	*	9.82	2	3.52%	4.07%
2022	-		-	-	0.00%	(5.68)%
PIMCO Real Return Portfolio, Admin Class
2024	1		9.96	5	2.90%	2.13%
2023	0	*	9.75	2	2.97%	2.42%
2022	-		-	-	0.00%	(12.03)%
Vanguard VIF Total Bond Market Index Portfolio
2024	1		9.36	8	1.67%	1.24%
2023	0	*	9.25	3	1.37%	2.79%
2022	-		-	-	0.00%	(13.30)%
Vanguard VIF Global Bond Index Portfolio
2024	1		9.51	8	1.72%	2.03%
2023	0	*	9.32	3	1.07%	3.67%
2022	-		-	-	0.00%	(13.08)%

* The Subaccount has units and/or dollars that round to less than one thousand.

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(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These amounts represent the total return for the periods indicated, are not annualized, and include changes in the value of the underlying mutual fund. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

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7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2024, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.

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